Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance of Deferred Tax Assets [Member]
Reserve Quantities [Line Items]
Balance at Beginning of Year	$ 53,116	$ 46,905	$ 25,763
Additions Charged to Income	15,303	6,211	21,142
Additions Charged to Other Accounts
Deductions From Reserves
Balance at End of Year	68,419	53,116	46,905
Investment valuation allowance [Member]
Reserve Quantities [Line Items]
Balance at Beginning of Year	1,350	1,350	1,350
Additions Charged to Other Accounts
Deductions From Reserves
Balance at End of Year	$ 1,350	$ 1,350	$ 1,350